Commitments and contingencies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Nov. 30, 2020 USD ($) Installment Containership	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Operating leases, future minimum payments due		$ 927,000,000.0
Purchase commitment for aggregate purchase price		377,800,000
Letters of credit outstanding		11,686,000
Vessels [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due		$ 917,130,000
Operating leases, start year		2021
Operating leases, expiration year		2029
Other Leases [Member]
Other Commitments [Line Items]
Operating leases, future minimum payments due		$ 9,893,000
Operating leases, start year		2021
Operating leases, expiration year		2024
12200 TEU Containerships [Member]
Other Commitments [Line Items]
Number of containerships to be build under purchase order | Containership	5
Purchase commitment for aggregate purchase price	$ 419,825,000
Number of payable installments | Installment	4
Purchase commitment for initial payment		$ 41,982,500